Property, Plant and Equipment (Narrative) (Details)	12 Months Ended
Feb. 29, 2016 CAD
Property, Plant And Equipment 1	CAD 2,687,820
Property, Plant And Equipment 2	2,687,820
Property, Plant And Equipment 3	1,251,634
Property, Plant And Equipment 4	CAD 1,143,534